Short-term bank loans	12 Months Ended
Dec. 31, 2014
Short-term bank loans
Short-term bank loans

15. Short-term bank loans

        In August 2011, the Group entered into a loan agreement with a bank whereby on August 19, 2011 the Group effectively pledged certain time deposits with a total amount of RMB177,688,627 to secure a bank loan, totaling US$24,000,000 and bearing interest at 2.65% per annum over 3-month London Inter-Bank Offered Rate ("LIBOR") with the maturity date of August 19, 2012. Pursuant to the supplementary agreement to the loan agreement dated on August 19, 2012, the maturity date has been extended to August 19, 2013, with interest at 2.35% per annum over 3-month LIBOR. The bank loan was fully repaid in August 2013.

        In March 2012, the Group entered into a loan agreement with a bank whereby on March 30, 2012, the Group effectively pledged certain time deposits with a total amount of RMB658,715,750 to secure a bank loan, totaling US$95,000,000 and bearing interest at 2.19% per annum. The bank loan was fully repaid in April, 2013.

        In April 2013, the Group entered into a loan agreement with a bank whereby on April 8, 2013, the Group effectively pledged certain time deposits with a total amount of RMB161,000,000 to secure a bank loan, totaling US$25,000,000 carrying a floating rate of interest based on 3-month LIBOR plus 1%. The bank loan was fully repaid in March, 2014.

        In August 2013, the Group entered into a loan agreement with a bank whereby on August 13, 2013, the Group effectively pledged certain time deposits with a total amount of RMB65,100,000 to secure a bank loan, totaling US$10,000,000 and bearing interest at 1% per annum over 3-month LIBOR. The bank loan was fully repaid in August 2014.

        In April 2014, the Group entered into a banking facility agreement with a bank whereby on April 7, 2014, the Group effectively pledged certain time deposits with a total amount of RMB152,145,000 to secure a bank loan, totaling US$23,000,000 and bearing interest at 1% per annum over 1-month LIBOR. The bank loan was fully repaid in April 2015.

        In April 2014, the Group entered into a banking facility agreement with a bank whereby on April 24, 2014, the Group effectively pledged certain time deposits with a total amount of RMB33,000,000 to secure a bank loan, totaling US$5,000,000 and bearing interest at 1% per annum over 1-month LIBOR. The bank loan was fully repaid in April 2015.

        In May 2014, the Group entered into a banking facility agreement with a bank whereby on May 14, 2014, the Group effectively pledged certain time deposits with a total amount of RMB300,000,000 to secure a bank loan, totaling US$45,000,000 and bearing interest at 3.3877% per annum. The bank loan was fully repaid in October 2014. The pledged time deposits remained outstanding until May 13, 2015.

        In May 2014, the Group entered into another banking facility agreement with a bank whereby on May 15, 2014, the Group effectively pledged certain time deposits with a total amount of RMB300,000,000 to secure a bank loan, totaling US$45,000,000 and bearing interest at 2.47% per annum over 3-month LIBOR. The bank loan was fully repaid in February 2015. The pledged time deposits were released on April 28, 2015.

        The above pledged time deposits were classified as restricted time deposits due to the restrictions in use in due periods.